Annual Total Returns [BarChart] - BlackRock 60/40 Target Allocation ETF V.I. Fund - Class I Shares	May 01, 2021
Bar Chart Table:
Annual Return 2015	(3.88%)
Annual Return 2016	6.49%
Annual Return 2017	15.11%
Annual Return 2018	(4.94%)
Annual Return 2019	21.41%
Annual Return 2020	14.67%